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May 26, 2023	Mark Perlow mark.perlow@dechert.com +1 415 262 4530 Direct +1 415 262 4555 Fax

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	Filing of Registration Statement on Form N-14 of FPA Funds Trust (the “Registrant”)

Ladies and Gentlemen:

Attached for filing via the EDGAR system is the Registration Statement on Form N-14 under the Securities Act of 1933, as amended (the “Act”), for the Registrant. This Form N-14 is being filed in connection with reorganization of the FPA New Income, Inc., FPA Queens Road Value Fund, FPA Queens Road Small Cap Value Fund, and FPA U.S. Core Equity Fund, Inc. (the “Acquired Funds”) into FPA New Income Fund, FPA Queens Road Value Fund, FPA Queens Road Small Cap Value Fund and FPA U.S. Core Equity Fund (the “Acquiring Funds”), each a series of the Registrant (the “Reorganization”). The Reorganization will involve: (i) the transfer of all of the assets of the Acquired Funds to the Acquiring Funds in exchange for issuance of shares of beneficial interest of the Acquiring Funds, no par value per share; (ii) the assumption by the Acquiring Funds of all the Acquiring Funds’ liabilities; (iii) the distribution by the Acquiring Funds of shares of beneficial interest of the Acquiring Funds to the shareholders of the Acquired Funds; and (iv) the termination, dissolution and complete liquidation of the Acquired Funds as soon as practicable after the closing.

Pursuant to Rule 488 under the Act, it is intended that the Registration Statement will become effective on June 25, 2023.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 415.262.4530.

Sincerely,

/s/ Mark D. Perlow

Mark D. Perlow

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